CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net Loss	$ (95,306)	[1]	$ (204,969)	$ (4,456)
Reconciliation of Net Loss to Net Cash Provided by Operating Activities
Depreciation Expense	60,695		100,669	90,889
Impairment Loss on Vessels	2,168		110,480	0
Impairment Loss on Goodwill	0		18,979	0
Loss on Disposal of Vessels	6,619		0	0
Equity Loss from Associate	7,667		8,435	46,642
Drydock Expenditure	(5,210)		(18,776)	(15,382)
Amortization of Deferred Finance Costs	15,350		1,393	1,382
Deferred Compensation Liability	(860)		1,303	1,369
Share-based Compensation	413		522	430
Other, net	22		(163)	33
Changes in Operating Assets and Liabilities
Accounts Receivables	(357)		(4,258)	10,084
Accounts Receivables, Related Party	237		(145)	12
Inventory	2,794		(2,200)	(6,043)
Prepaid Expenses and Other Current Assets	1,837		(904)	415
Accounts Payable and Accrued Liabilities	(7,112)		1,072	668
Voyages in Progress	(5,059)		20,303	1,743
Net Cash (Used In) / Provided by Operating Activities	(16,103)		31,741	127,786
Cash Flows from Investing Activities
Investment in Vessels	(4,810)		(37,567)	(138,277)
Investment in Other Fixed Assets	(60)		0	(87)
Sale of Vessels	89,624		0	0
Deposits for Vessels under Construction	0		0	(50,130)
Investments in Nordic American Offshore Ltd	0		(10,000)	0
Dividends received from Associate	300		1,041	1,685
Net Cash (Used In) / Provided in Investing Activities	85,054		(46,526)	(186,809)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	0		103,748	120,068
Proceeds from Vessel Financing Newbuildings	12,505		0	0
Proceeds from Use of Credit Facility	0		0	117,000
Repayments on Credit Facility	(78,242)		(55,359)	0
Repayment of Vessel financing Newbuildings	(2,361)		0	0
Transaction Costs Borrowing Facilities	0		(13,125)	(130)
Dividends Distributed	(9,936)		(54,226)	(125,650)
Net Cash (Used In) / Provided by Financing Activities	(78,034)		(18,962)	111,288
Net (Decrease) Increase in Cash and Cash Equivalents	(9,083)		(33,747)	52,266
Cash and Cash Equivalents at Beginning of Year	58,359		82,170	29,889
Effect of Exchange Rate Changes on Cash and Cash Equivalents	51		(64)	15
Release / (Deposit) of restricted cash	0		10,000	0
Cash and Cash Equivalents at End of Year	49,327		58,359	82,170
Cash Paid for Interest, Net of Amounts Capitalized	32,300		19,476	9,840
Restricted cash	0		0	10,149
Cash Paid for Taxes	83		102	96
Fair Value of Shares Distributed as Dividend in Kind	$ 0		$ 4,910	$ 0

[1]	Basic Loss per Share is impacted by $(0.02) from implementation of ASC 606 Revenue from Contracts with Customers.